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                                                 May 2, 1997


                     Ruane Cunniff Co., Inc.
                        767 Fifth Avenue
                    New York, New York 10153


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attention: File Room

         Re:      Sequoia Fund, Inc.
                  File No. 2-35566
                  __________________

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.

                                       Very truly yours,


                                   /s/ Joseph J. Quinones
                                   _______________________
                                       Joseph J. Quinones
                                       Treasurer



















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